LAND USE RIGHTS	12 Months Ended
Dec. 31, 2011
Intangible Assets Disclosure [Abstract]
LAND USE RIGHTS
(7)	LAND USE RIGHTS

The Company’s land use right is summarized as follows (in thousands):

	December 31,	December 31,
	2011	2010
Land use right	$-	$325
Less: accumulated amortization	-	(64)
Land use right, net	$-	$261

Amortization expense was $10 for the year ended December 31, 2010.

During the year ended December 31, 2011, the Company disposed of its land use right in connection with the sale of its building (See Note 6).